EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 18,430	€ 19,930
Total provisions for employee benefits	101,200	59,985
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	82,770	40,055
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	18,430	19,825
Pension plans
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 0	€ 105